Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Contrarian Core Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Contrarian Core Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 14.0%
Entertainment 3.5%
Endeavor Group Holdings, Inc., Class A(a)	3,706,366	83,467,362
Take-Two Interactive Software, Inc.(a)	1,198,755	165,104,526
Walt Disney Co. (The)(a)	1,565,015	137,658,720
Total		386,230,608
Interactive Media & Services 8.5%
Alphabet, Inc., Class A(a)	2,153,918	264,651,905
Alphabet, Inc., Class C(a)	2,044,671	252,251,061
Match Group, Inc.(a)	1,188,113	40,989,898
Meta Platforms, Inc., Class A(a)	951,018	251,753,485
Pinterest, Inc., Class A(a)	2,342,021	56,067,983
ZoomInfo Technologies, Inc.(a)	2,287,647	56,573,510
Total		922,287,842
Media 0.9%
Comcast Corp., Class A	2,539,627	99,934,322
Wireless Telecommunication Services 1.1%
T-Mobile US, Inc.(a)	857,954	117,754,187
Total Communication Services		1,526,206,959
Consumer Discretionary 6.6%
Automobiles 1.2%
Tesla, Inc.(a)	631,539	128,789,748
Broadline Retail 3.9%
Amazon.com, Inc.(a)	3,486,018	420,344,051
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	209,116	59,621,063
Specialty Retail 0.4%
Lowe’s Companies, Inc.	232,041	46,670,406
Textiles, Apparel & Luxury Goods 0.6%
Tapestry, Inc.	1,505,618	60,254,832
Total Consumer Discretionary		715,680,100
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.4%
Consumer Staples Distribution & Retail 2.1%
Sysco Corp.	790,830	55,318,559
Walmart, Inc.	1,218,652	178,983,419
Total		234,301,978
Food Products 1.6%
Mondelez International, Inc., Class A	2,364,801	173,600,041
Household Products 1.8%
Procter & Gamble Co. (The)	1,369,173	195,107,153
Personal Care Products 0.9%
Coty, Inc., Class A(a)	4,911,631	53,242,080
Kenvue, Inc.(a)	1,598,371	40,103,128
Total		93,345,208
Total Consumer Staples		696,354,380
Energy 3.4%
Oil, Gas & Consumable Fuels 3.4%
Canadian Natural Resources Ltd.	2,062,139	111,108,049
Chevron Corp.	1,298,884	195,637,908
EOG Resources, Inc.	609,128	65,353,343
Total		372,099,300
Total Energy		372,099,300
Financials 11.6%
Banks 2.4%
Bank of America Corp.	2,242,981	62,332,442
JPMorgan Chase & Co.	1,000,242	135,742,842
Wells Fargo & Co.	1,590,225	63,306,857
Total		261,382,141
Capital Markets 2.3%
BlackRock, Inc.	172,016	113,109,121
MSCI, Inc.	103,287	48,599,632
S&P Global, Inc.	222,888	81,895,738
Total		243,604,491
Consumer Finance 0.3%
American Express Co.	194,117	30,779,192
2	Columbia Contrarian Core Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 5.8%
Berkshire Hathaway, Inc., Class B(a)	889,971	285,751,889
MasterCard, Inc., Class A	470,019	171,566,335
Visa, Inc., Class A	800,926	177,028,674
Total		634,346,898
Insurance 0.8%
Aon PLC, Class A	282,074	86,960,593
Total Financials		1,257,073,315
Health Care 15.1%
Biotechnology 3.0%
AbbVie, Inc.	977,647	134,876,180
BioMarin Pharmaceutical, Inc.(a)	582,500	50,642,550
Vertex Pharmaceuticals, Inc.(a)	432,487	139,939,819
Total		325,458,549
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	826,933	84,347,166
Boston Scientific Corp.(a)	2,139,972	110,165,758
GE HealthCare Technologies, Inc.	648,119	51,531,942
Medtronic PLC	1,750,159	144,843,159
Total		390,888,025
Health Care Providers & Services 1.6%
Elevance Health, Inc.	383,191	171,600,594
Life Sciences Tools & Services 2.5%
Avantor, Inc.(a)	2,215,901	44,185,066
Danaher Corp.	306,428	70,361,997
IQVIA Holdings, Inc.(a)	318,583	62,732,178
Thermo Fisher Scientific, Inc.	187,036	95,100,325
Total		272,379,566
Pharmaceuticals 4.4%
Eli Lilly & Co.	621,479	266,900,371
Johnson & Johnson	1,418,213	219,908,108
Total		486,808,479
Total Health Care		1,647,135,213
Industrials 7.8%
Aerospace & Defense 1.8%
Raytheon Technologies Corp.	2,099,971	193,491,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 2.7%
Uber Technologies, Inc.(a)	3,889,733	147,537,573
Union Pacific Corp.	779,622	150,092,827
Total		297,630,400
Industrial Conglomerates 2.0%
General Electric Co.	1,400,983	142,241,804
Honeywell International, Inc.	372,717	71,412,577
Total		213,654,381
Machinery 1.3%
Parker-Hannifin Corp.	429,407	137,599,179
Total Industrials		842,375,288
Information Technology 28.2%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity Ltd.	908,894	111,321,337
Zebra Technologies Corp., Class A(a)	197,323	51,811,100
Total		163,132,437
IT Services 2.0%
Accenture PLC, Class A	343,313	105,026,313
International Business Machines Corp.	893,247	114,862,632
Total		219,888,945
Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices, Inc.(a)	909,527	107,515,187
Entegris, Inc.	577,269	60,757,562
Lam Research Corp.	229,389	141,464,196
Marvell Technology, Inc.	1,067,062	62,412,456
NVIDIA Corp.	967,260	365,953,149
QUALCOMM, Inc.	412,249	46,753,159
Total		784,855,709
Software 11.0%
Adobe, Inc.(a)	319,084	133,310,105
Intuit, Inc.	417,682	175,058,880
Microsoft Corp.	2,533,034	831,823,035
Palo Alto Networks, Inc.(a)	292,680	62,454,985
Total		1,202,647,005
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	3,961,954	702,256,346
Total Information Technology		3,072,780,442

Columbia Contrarian Core Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.5%
Chemicals 1.1%
Corteva, Inc.	599,666	32,076,135
Sherwin-Williams Co. (The)	396,099	90,223,430
Total		122,299,565
Metals & Mining 0.4%
Newmont Corp.	1,050,835	42,611,359
Total Materials		164,910,924
Real Estate 1.2%
Specialized REITs 1.2%
American Tower Corp.	728,575	134,378,373
Total Real Estate		134,378,373
Utilities 1.9%
Electric Utilities 1.2%
American Electric Power Co., Inc.	1,511,878	125,667,300
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.7%
Public Service Enterprise Group, Inc.	1,262,403	75,428,579
Total Utilities		201,095,879
Total Common Stocks (Cost $6,386,413,509)		10,630,090,173

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	185,834,356	185,741,439
Total Money Market Funds (Cost $185,736,953)		185,741,439
Total Investments in Securities (Cost: $6,572,150,462)		10,815,831,612
Other Assets & Liabilities, Net		65,143,240
Net Assets		10,880,974,852

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	289,176,047	1,586,043,305	(1,689,468,718)	(9,195)	185,741,439	899	5,726,775	185,834,356
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Contrarian Core Fund | Third Quarter Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT133_08_N01_(07/23)